Finance lease receivables - Schedule of future maturities of minimum lease payments receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Future maturities of minimum lease payments receivable
2017	$ 10,230
2018	9,120
2019	8,744
2020	8,402
2021	8,321
Thereafter	68,757
Total	113,574
Finance lease contracts
Future maturities of minimum lease payments receivable
Investment income interest	$ 4,387	$ 1,507